ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1. ORGANIZATION AND BASIS OF PRESENTATION

ZZLL Information Technology, Inc. (“The Company”) was incorporated under the laws of the State of Nevada on September 9, 2005, under the name of JML Holdings, Inc.  The Company merged with Baoshinn International Express, Inc. (“BSIE”) on March 31, 2006, by acquiring all of the issued and outstanding common stock of BSIE in a share exchange transaction. We issued 16,500,000 shares of our common stock in exchange for 100% of the issued and outstanding shares of BSIE common stock. The transaction was accounted for as a recapitalization of BSIE whereby BSIE is deemed to be the accounting acquirer and is deemed to have adopted our capital structure.

On June 17, 2015, Baoshinn Corporation has been amended to the name “Green Standard Technologies, Inc.”.

On May 27, 2016, the Company changed its name with the State of Nevada from Green Standard Technologies, Inc. to “ZZLL Information Technology, Inc.”

On May 27, 2016, ZZLL Information Limited acquired 4,992,500 common shares of the Company through a private Common Stock Purchase Agreement for investment purposes in the ordinary course of business. The aggregate number and percentage of common shares of the Issuer beneficially owned by Mr. Wei Liang is 4,992,500 common shares, or approximately 26.662% of the 18,725,003 issued common shares.

On June 14, 2016, Wei Liang (“Mr. Liang”) was appointed to serve as a member of the Board of Directors of ZZLL Information Technology, Inc.

On June 24, 2016, ZZLL Technology Limited acquired 4,895,000 common shares of the Company through a private Common Stock Purchase Agreement for investment purposes in the ordinary course of business. The aggregate number and percentage of common shares of the Issuer beneficially owned by Mr. Wei Zhu is 4,895,000 common shares, or approximately 26.142% of the 18,725,003 issued common shares.

On August 18, 2016, the Company through SAL entered into a Joint Venture Agreement (“JVA”) with Network Service Management Limited, a Hong Kong company (“NSML”) in the formation of Z-Line International E-Commerce Company Limited (“Z-Line”), a Hong Kong based e-Commerce company. The Company through SAL owned 55% of Z-Line that provides consumer-to-consumer, business-to-consumer and business-to-business-sales services via web portals.

On August 25, 2016 and September 20, 2016, the Company issued 6,696,500 common shares and 32,000,000 common shares to the officer respectively. The issuance with an aggregate of 38,696,500 common shares in lieu of $193,483 compensation to the officer under an option resolved in 2013 to pay the officer by common stock in lieu of cash at a rate of $0.005 per share.

On November 10 and December 1, 2016, the Company further issued 1,000,000 common shares and 15,400,000 common shares to the officer respectively. The issuance with an aggregate of 16,400,000 common shares in lieu of $82,000 compensation to the officer under an option resolved in 2013 to pay the officer by common stock in lieu of cash at a rate of $0.005 per share.

Effective on October 5, 2017, the Company executed a reverse stock split pursuant to which fifty (50) shares of the Company’s Common Stock, par value $0.0001 per share, issued and outstanding, was reclassified as and changed, into one (1) share of the Company’s outstanding Common Stock.

On October 13, 2017, the Company issued 15,753,500 common shares to the officer. The issuance of 15,753,500 common shares was in lieu of $78,768 in compensation due to the officer under an option granted in 2013 to pay the officer by common stock in lieu of cash at a rate of $0.005 per share.

On December 12, 2017, the Company issued 2,022,500 shares of units consisting of its common stock and a warrant (the “Units”).  The units were issued to five shareholders at a rate of $0.04 per Unit. The warrant exercise price is $0.05 for one common share valid for a two years period after the subscription date. The total consideration for the issuance was $80,900.

On January 31, 2018, the Company issued 475,000 units consisting of its common stock and a warrant (the “Units”) to two shareholders at a rate of $0.04 per Unit. The warrant exercise price is $0.05 for one common share and it is valid for a two years period after the subscription date. The total consideration for the issuance was $19,000.

On March 23, 2018, the Company issued 550,000 units consisting of shares of its common stock and a warrant (the “Units”) to three shareholders at a rate of $0.04 per Unit. The warrant exercise price is $0.05 for one common share and it is valid for a two years period after the subscription date. The total consideration for the issuance was $22,000.